FINANCIAL ASSETS AND LIABILITIES - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 3,503,961	R$ 22,099,766
Current		3,407,955	2,422,470
Non-current		96,006	19,677,296
Financial investment in listed entities [Member]
Disclosure of Marketable Securities [line items]
Marketable securities	[1]		19,586,193
Government security [member]
Disclosure of Marketable Securities [line items]
Marketable securities	[2]	3,107,813	2,059,325
Certificate of bank deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities		300,142	363,145
ESG funds
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 96,006	R$ 91,103

[1]	After obtaining significant influence in Vale S.A, the balances of financial assets were transferred to investments in subsidiaries and associates. See more details in note 1.3.
[2]	The sovereign debt securities declared interest linked to the Special System of Liquidation and Custody (Sistema Especial de Liquidação e Custódia), or “SELIC”, with a yield of approximately 100% of the CDI.